Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 817,000
Previously Paid Amount	0.00
Total Fee Amount	71.08
Total Offset Amount	0.00
Net Fee	71.08
Narrative - Max Aggregate Offering Price	$ 817,000
Final Prospectus	true